Annual Operating Expenses - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund - Fidelity Small Cap Index Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.025%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.025%